ACQUISITIONS (Tables)	12 Months Ended
Dec. 28, 2012
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the preliminary fair values of the assets acquired and liabilities assumed in the JanPak acquisiton at the date of acquisition (in thousands):

Accounts receivable	$24,815
Inventories	22,033
Other current assets	5,014
Property and equipment	4,844
Goodwill	15,982
Intangible assets	32,600
Other assets	37
Total assets acquired	105,325
Current liabilities	9,456
Other liabilities	13,369
Total liabilities assumed	22,825
Net assets acquired	$82,500

Business Acquisition, Pro Forma Information [Table Text Block]

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
	(in thousands)	(in thousands)
Net sales	$467,066	$1,079,640	$1,465,341	$1,183,412
Net (loss) income	$(27,924)	$13,909	$40,030	$29,873